Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Millions	Total	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2016		762.0	1.8
Shareholders' equity, beginning balance at Dec. 31, 2016	$ 14,841,000,000	$ 3,647,000,000	$ (137,000,000)	$ 450,000,000	$ (2,358,000,000)	$ 13,239,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,484,000,000					5,484,000,000
Stock options exercised (in shares)		1.2
Stock options exercised	58,000,000	$ 68,000,000		(10,000,000)
Settlement of equity settled awards (in shares)		0.3	(0.3)
Settlement of equity settled awards	(82,000,000)		$ 24,000,000	(84,000,000)		(22,000,000)
Stock-based compensation expense and other	$ 75,000,000			78,000,000		(3,000,000)
Repurchase of common shares (in shares)	(20.4)	(20.4)
Repurchase of common shares	$ (2,000,000,000)	$ (102,000,000)				(1,898,000,000)
Share purchases by Share Trusts (in shares)		(0.5)	0.5
Share purchases by Share Trusts	(55,000,000)		$ (55,000,000)
Other comprehensive loss	(426,000,000)				(426,000,000)
Dividends	$ (1,239,000,000)					(1,239,000,000)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017	744.6	742.6	2.0
Shareholders' equity, ending balance at Dec. 31, 2017	$ 16,656,000,000	$ 3,613,000,000	$ (168,000,000)	434,000,000	(2,784,000,000)	15,561,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,328,000,000					4,328,000,000
Stock options exercised (in shares)		1.7
Stock options exercised	103,000,000	$ 120,000,000		(17,000,000)
Settlement of equity settled awards (in shares)		0.4	(0.4)
Settlement of equity settled awards	(67,000,000)		$ 31,000,000	(68,000,000)		(30,000,000)
Stock-based compensation expense and other	$ 57,000,000			59,000,000		(2,000,000)
Repurchase of common shares (in shares)	(19.0)	(19.0)
Repurchase of common shares	$ (2,000,000,000)	$ (99,000,000)				(1,901,000,000)
Share purchases by Share Trusts (in shares)		(0.4)	0.4
Share purchases by Share Trusts	(38,000,000)		$ (38,000,000)
Other comprehensive loss	(65,000,000)				(65,000,000)
Dividends	$ (1,333,000,000)					(1,333,000,000)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2018	727.3	725.3	2.0
Shareholders' equity, ending balance at Dec. 31, 2018	$ 17,641,000,000	$ 3,634,000,000	$ (175,000,000)	408,000,000	(2,849,000,000)	16,623,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,216,000,000					4,216,000,000
Stock options exercised (in shares)		1.1
Stock options exercised	77,000,000	$ 89,000,000		(12,000,000)
Settlement of equity settled awards (in shares)		0.5	(0.5)
Settlement of equity settled awards	(72,000,000)		$ 45,000,000	(56,000,000)		(61,000,000)
Stock-based compensation expense and other	$ 61,000,000			63,000,000		(2,000,000)
Repurchase of common shares (in shares)	(14.3)	(14.3)
Repurchase of common shares	$ (1,700,000,000)	$ (73,000,000)				(1,627,000,000)
Share purchases by Share Trusts (in shares)		(0.3)	0.3
Share purchases by Share Trusts	(33,000,000)		$ (33,000,000)
Other comprehensive loss	(634,000,000)				(634,000,000)
Dividends	$ (1,544,000,000)					(1,544,000,000)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2019	714.1	712.3	1.8
Shareholders' equity, ending balance at Dec. 31, 2019	$ 18,041,000,000	$ 3,650,000,000	$ (163,000,000)	$ 403,000,000	$ (3,483,000,000)	$ 17,634,000,000